Revenues (Tables)	12 Months Ended
Dec. 31, 2013
Revenues [Abstract]
Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas
The following table shows the distribution of the Company’s revenue by the geographical location of customers, whereas all the Company’s assets are located in the PRC:

	December 31, 2013		December 31, 2012	December 31, 2011
	RMB	US$	RMB	RMB
Sales in China	263,076	43,457	302,290	392,195
Sales in other countries (principally Europe, Asia and North America)	41,874	6,917	70,576	145,450

	304,950	50,374	372,866	537,645

Schedule of Revenue by Significant Types of Films
The Company’s revenue by significant types of films for 2013, 2012 and 2011 was as follows:

	December 31, 2013			December 31, 2012		December 31, 2011
	RMB	US$	% of Total	RMB	% of Total	RMB	% of Total
Stamping and transfer film	142,309	23,508	46.7%	202,029	54.2%	293,768	54.6%
Printing film	27,852	4,601	9.1%	42,449	11.4%	55,218	10.3%
Metallized film	17,686	2,922	5.8%	18,886	5.1%	28,205	5.3%
Specialty film	89,382	14,764	29.3%	92,536	24.8%	140,491	26.1%
Base film for other applications	27,721	4,579	9.1%	16,966	4.5%	19,963	3.7%
	304,950	50,374	100.0%	372,866	100.0%	537,645	100.0%